Interests in entities	12 Months Ended
Dec. 31, 2025
Interests in entities [Abstract]
Interests in entities	5Interests in entities

Accounting policies
Associates are all entities over which the company has significant influence, meaning the power to participate in the financial and operating policy decisions of the investee without the power to control or jointly control those procedures. Significant influence is presumed for entities in which the company holds between 20% and
50% of the voting power. This presumption may be rebutted if evidence demonstrates that significant influence does not exist, or conversely, that it exists despite voting rights of less than 20%. These assessments involve significant judgment and may require consideration of qualitative factors in addition to quantitative thresholds. Changes in these factors could lead to reassessment of significant influence and impact the classification and measurement of the investment.
Investments in associates are accounted for using the equity method of accounting and are initially recognized at cost. The carrying amount of an investment in an associate includes the carrying amount of goodwill identified on acquisition. An impairment loss on such investment is allocated to the investment as a whole.
The company’s share of the net income of these associates is included in Results of associates, in the Consolidated statements of income, after adjustments to align the accounting policies with those of the company. In addition, gains or losses from changes in ownership (dilution), impairments, and disposals of associates are recognized within the same line item. When the company’s share of losses exceeds its interest in an associate, the carrying amount of that interest is reduced to zero and recognition of further losses is discontinued except to the extent that the company has an obligation or made payments on behalf of the associate.

The nature of the company’s interests in its consolidated entities and associates, and the effects of those interests on the company’s financial position and financial performance are discussed in the subsequent paragraphs.
Group companies
In the accompanying table is a list of subsidiaries that, as of December 31, 2025, individually exceed 5% of either the consolidated group Sales, Income from operations or Income from continuing operations (before any intra-group eliminations) of Group legal entities. All of the entities are fully consolidated in the Group financial statements.
Philips Group
Interests in group companies in alphabetical order by country
December 31, 2025

Legal entity name	Principal country of business
Philips (China) Investment Company, Ltd.	China
Philips Medizin Systeme Böblingen GmbH	Germany ¹
Philips Consumer Lifestyle B.V.	Netherlands
ATL International LLC	United States
Braemar Manufacturing, LLC	United States
Philips Medical Systems (Cleveland), Inc.	United States
Philips North America LLC	United States
Philips RS North America LLC	United States
[1]Application of Sec. 264 (3) and Sec. 264b HGB (German Commercial Code) for fully consolidated legal entities: Philips GmbH,
Hamburg; Philips Medical Systems DMC GmbH, Hamburg; Respironics Deutschland GmbH & Co.KG, München; Philips Medizin
Systeme Böblingen GmbH, Böblingen; TomTec Imaging Systems GmbH, Unterschleißheim; PIP Verwaltungsgesellschaft mbH,
Hamburg; Respironics Deutschland Verwaltungsgesellschaft mbH, Herrsching.
Information related to non-controlling interests
As of December 31, 2025, three consolidated subsidiaries are not wholly owned by Philips (December 31, 2024:
three). In 2025, sales to third parties and Net income for these subsidiaries in aggregate are EUR 479 million
(December 31, 2024: EUR 467 million) and EUR 37 million (December 31, 2024: EUR 10 million), respectively.
Investments in associates
The total value of investments in associates as of December 31, 2025, amounted to EUR 148 million (2024: EUR
257 million, 2023: EUR 381 million).
During the year, the investment in an associate was reclassified to other non-current financial assets measured at FVTOCI, following the loss of significant influence, resulting in a EUR 2 million gain recognized in results of associates. Cumulative currency translation gains of EUR 19 million were recycled to the income statement as part of other business income.
The accompanying table summarizes, on an aggregate basis, the components of results of associates together with Philips’ share in other comprehensive income.
Philips Group
Results of associates and share in other comprehensive income of associates
December 31, 2025

	2025	2024
Share in profit or loss from continuing operations	(12)	(23)
Impairment	2	(103)
Result on sale of equity accounted investees	1	2
Results of associates	(9)	(124)
Share in other comprehensive income	-	-
In 2024, the impairment mainly included EUR 63 million attributable to B-Soft Co., Ltd.
Cumulative currency translation differences related to investments in associates were EUR (68) million as of
December 31, 2025 (2024: EUR (10) million).
No significant contingent liabilities exist related to associates. None of the associates are considered individually material to the group.
Involvement with unconsolidated structured entities
Philips founded three Philips Medical Capital (PMC) entities, in the US, France and Germany, in which Philips holds a minority interest. Philips Medical Capital, LLC in the US is the most significant entity. PMC entities provide healthcare equipment financing and leasing services to Philips customers for diagnostic imaging equipment, patient monitoring equipment, and clinical IT systems.
The company concluded that it does not control, and therefore should not consolidate, the PMC entities. In the US, PMC operates as a subsidiary of De Lage Landen Financial Services, Inc. The same structure and treatment is applied to the PMC entities in the other countries, with other majority shareholders. Operating agreements are in place for all PMC entities, whereby acceptance of sales and financing transactions resides with the respective majority shareholder. After acceptance of a transaction by PMC, Philips transfers control and does not retain any obligations towards PMC or its customers, from the sales contracts.
As of December 31, 2025, Philips’ shareholding in Philips Medical Capital, LLC had a carrying value of EUR 26 million (December 31, 2024: EUR 31 million).
The company does not have any material exposures to losses from interests in unconsolidated structured entities other than the invested amounts.